COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases for Space Segment Services) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Segment [Line Items]
2013	$ 26,587
2014	22,307
2015	17,791
2016	8,559
2017	1,558
2018 and thereafter	1,701
Gross space segments services	$ 78,503